UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2010 is filed herewith.

The Thai Capital Fund, Inc.

Consolidated Portfolio of Investments

March 31, 2010 (unaudited)

THAI COMMON STOCKS AND WARRANTS—98.29%

COMMON STOCKS—98.07%

Shares		Value
Agribusiness—4.14%
3,629,600	Charoen Pokphan Foods Public Co., Ltd.	1,686,069

Banks—18.20%
411,400	Bangkok Bank Public Co., Ltd.	1,675,388
3,887,300	Bank of Ayudhya Public Co., Ltd.	2,552,167
516,700	Kasikornbank Public Co., Ltd.	1,544,155
1,963,500	Tisco Financial Group Public Co., Ltd.	1,641,799
		7,413,509
Commerce—6.00%
1,041,000	CP ALL Public Co., Ltd.	886,561
8,749,000	Home Product Center Public Co., Ltd.	1,557,943
		2,444,504
Communication—2.72%
414,700	Advanced Info Service Public Co., Ltd.	1,107,690

Construction—8.41%
1,422,200	Dynasty Ceramic Public Co., Ltd.	1,618,614
226,900	The Siam Cement Public Co., Ltd.	1,805,896
		3,424,510
Energy—20.29%
82,700	Banpu Public Co., Ltd.	1,562,286
1,264,000	PTT Aromatics & Refining Public Co., Ltd.	1,125,408
485,900	PTT Exploration and Production Public Co., Ltd.	2,234,594
412,000	PTT Public Co., Ltd.	3,342,903
		8,265,191
Finance & Securities—5.59%
19,181,800	Asia Plus Securities Public Co., Ltd.	1,122,733
1,983,300	Phatra Securities Public Co., Ltd.	1,154,706
		2,277,439
Food & Beverage—10.23%
13,167,400	Premier Marketing Public Co., Ltd.	962,359
1,373,200	Thai Union Frozen Products Public Co., Ltd.	1,605,373
2,913,200	Thai Vegetable Oil Public Co., Ltd.	1,596,867
		4,164,599
Packaging—0.89%
2,631,100	A.J. Plast Public Co., Ltd.	360,151

Personal Products—1.92%
2,957,200	DSG International (Thailand) Public Co., Ltd.	783,019

Petrochemicals—6.31%
3,019,000	Indorama Ventures Public Co., Ltd. *	1,523,968
356,100	PTT Chemical Public Co., Ltd.	1,047,661
		2,571,629

See accompanying notes to consolidated financial statements.

1

Property Development—10.49%
3,641,600	Rojana Industrial Park Public Co., Ltd.	1,088,290
6,659,200	SinoThai Engineering & Construction Public Co., Ltd.	1,185,810
6,538,500	Supalai Public Co., Ltd.	1,619,919
6,374,357	TRC Construction Public Co., Ltd.	377,047
		4,271,066
Transportation—2.88%
990,500	Airports of Thailand Public Co., Ltd.	1,173,306

Total Common Stocks (Cost—$31,717,332)		39,942,682

WARRANTS—0.22%

Shares		Value
Property Development—0.22%
500,000	Rojana Industrial Park Public Co., Ltd., expires 7/30/2014 * (Cost—$0)	87,487

Total Thai Common and Warrants (Cost—$31,717,332)		40,030,169

SHORT-TERM INVESTMENTS—2.09%

Principal
Amount
(000)
THAI BAHT SAVINGS ACCOUNT—1.09%
14,363	Bangkok Bank Savings Account, 0.25%, due 4/1/10		444,796

U.S. DOLLAR TIME DEPOSIT—1.00%
408	JPMorgan Chase Bank, 0.10%, due 4/1/10		407,659

Total Short-Term Investments (Cost—$852,107)			852,455

Total Investments—100.38% (Cost—$32,569,439)			40,882,624

Liabilities in excess of other assets—(0.38%)			(153,752)

NET ASSETS	(Applicable to 3,172,313 shares of capital stock outstanding; equivalent to $12.84 per share)	100.00%	$40,728,872

* Non-income producing securities.

See accompanying notes to consolidated financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s manager.  The Fund’s manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$40,030,169
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$40,030,169

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of March 31, 2010 is presented.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (POI).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at March 31, 2010 was $31,860,143, excluding short-term interest-bearing investments.  At March 31, 2010, the net unrealized appreciation on investments, excluding short-term securities, of $8,170,027 was composed of gross appreciation of $8,439,272 for those investments having an excess of value over cost, and gross depreciation of $269,245 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Financial Officer

Date: April 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: April 12, 2010
John J. O’Keefe, Vice President and Principal Financial Officer

By	\s\ Masaaki Goto	Date: April 12, 2010
Masaaki Goto, Chairman